Restatement of comparative information - change to group income statement (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Group Income Statement [Line Items]
Total cost of sales1	R (54,656)	R (49,766)	R (47,409)
Production costs1	(48,435)	(43,149)	(38,995)
Amortisation and depreciation1	(7,336)	(4,979)	(4,746)
Gross profit1	44,582	24,130	13,970
Corporate, administration and other expenditure1	(1,967)	(1,600)	(1,593)
Other operating expenses1	(429)	(289)	(252)
Operating profit1	40,898	20,330	11,144
Profit before taxation1	38,358	21,179	11,238
Taxation1	(8,905)	(6,631)	(2,941)
Net profit for the year	29,453	14,548	8,297
Owners of the parent1	R 29,349	R 14,384	R 8,196
Basic earnings (loss) per share	R 47.01	R 23.13	R 13.23
Diluted earnings (loss) per share	R 46.32	R 22.88	R 13.02
Previously presented
Group Income Statement [Line Items]
Total cost of sales1		R (49,635)	R (47,233)
Production costs1		(43,155)	(38,923)
Amortisation and depreciation1		(4,842)	(4,642)
Gross profit1		24,261	14,146
Corporate, administration and other expenditure1		(1,647)	(1,294)
Other operating expenses1		(346)	(195)
Operating profit1		20,357	11,676
Profit before taxation1		21,206	11,770
Taxation1		(6,658)	(3,082)
Net profit for the year		14,548	8,688
Owners of the parent1		R 14,384	R 8,587
Basic earnings (loss) per share		R 2,313	R 1,386
Diluted earnings (loss) per share		R 2,288	R 1,364
Increase (decrease) due to corrections of prior period errors [member]
Group Income Statement [Line Items]
Total cost of sales1		R (131)	R (176)
Production costs1		6	(72)
Amortisation and depreciation1		(137)	(104)
Gross profit1		(131)	(176)
Corporate, administration and other expenditure1		47	(299)
Other operating expenses1		57	(57)
Operating profit1		(27)	(532)
Profit before taxation1		(27)	(532)
Taxation1		27	141
Net profit for the year		0	(391)
Owners of the parent1		R 0	R (391)
Basic earnings (loss) per share		R 0	R (63)
Diluted earnings (loss) per share		R 0	R (62)